Income Tax (Interest Accrued Related to Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Interest recognized in the consolidated statements of operations	$ 26	$ 20	$ 2
Interest included in other liabilities in the consolidated balance sheets	$ 283	$ 257